Right-of-Use Asset - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right of Use Asset [Line Items]
Depreciation expense	$ 73,313	$ 57,687
Additional Extension Operating Lease Right Of Use Asset	158,508	78,580
General and Administrative Expense [Member]
Right of Use Asset [Line Items]
Depreciation expense	26,498	20,708
Research and Development Expense [Member]
Right of Use Asset [Line Items]
Depreciation expense	$ 46,815	$ 36,979